SEGMENT INFORMATION (Schedule of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Revenues	$ 3,224,796	$ 2,674,032
UFC Segment [Member]
Revenue, Major Customer [Line Items]
Revenues	1,292,201	1,140,147
WWE Segment [Member]
Revenue, Major Customer [Line Items]
Revenues	382,767
IMG [Member]
Revenue, Major Customer [Line Items]
Revenues	1,437,110	1,424,985
Eliminations [Member]
Revenue, Major Customer [Line Items]
Revenues	(19,269)	(11,106)
Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	3,112,078	2,565,132
Operating Segments [Member] | UFC Segment [Member]
Revenue, Major Customer [Line Items]
Revenues	1,292,201	1,140,147
Operating Segments [Member] | WWE Segment [Member]
Revenue, Major Customer [Line Items]
Revenues	382,767	0
Operating Segments [Member] | IMG [Member]
Revenue, Major Customer [Line Items]
Revenues	1,437,110	1,424,985
Corporate [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 131,987	$ 120,006